Performance Management	Aug. 01, 2025
Short-Intermediate Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History for Past 10 Years
Performance Narrative [Text Block]

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart illustrates how the Fund’s performance has varied from year-to-year. The table compares the Fund’s average annual returns for 1, 5, and 10 years to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual average returns of the index do not reflect the returns net of fees, expenses, or taxes.

Performance for the Fund is available on the Performance tab of the Fund’s website at www.tributaryfunds.com and is updated monthly and quarterly.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart illustrates how the Fund’s performance has varied from year-to-year.
Performance Additional Market Index [Text]	The Fund retained the Bloomberg Barclays 1-3 Year US Government/Credit Index as a secondary benchmark index because the Bloomberg Barclays 1-3 Year US Government/Credit Index more closely reflects the market sectors in which the Fund invests.
Bar Chart [Heading]	Annual Total Returns – Institutional Class (%) Annual Returns as of December 31
Bar Chart Closing [Text Block]	The Institutional Class’ total return for the six-month period ended June 30, 2025 was 3.08%.
Best Quarter	Worst Quarter
12/31/23	03/31/22
3.06%	-2.60%

Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2024)
Performance Table Market Index Changed	Effective August 29, 2024, the Fund changed its primary benchmark index from the Bloomberg Barclays 1-3 Year US Government/Credit Index to the Bloomberg Barclays U.S. Aggregate Bond Index due to regulatory requirements.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for the Institutional Class only, and after-tax returns for the Institutional Plus Class will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

Effective August 29, 2024, the Fund changed its primary benchmark index from the Bloomberg Barclays 1-3 Year US Government/Credit Index to the Bloomberg Barclays U.S. Aggregate Bond Index due to regulatory requirements. The Fund retained the Bloomberg Barclays 1-3 Year US Government/Credit Index as a secondary benchmark index because the Bloomberg Barclays 1-3 Year US Government/Credit Index more closely reflects the market sectors in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for the Institutional Class only, and after-tax returns for the Institutional Plus Class will vary.

Performance Availability Website Address [Text]	www.tributaryfunds.com
Short-Intermediate Bond Fund | Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Institutional Class’ total return for the six-month period
Bar Chart, Year to Date Return	3.08%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	3.06%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(2.60%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History for Past 10 Years
Performance Narrative [Text Block]

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart illustrates how the Fund’s performance has varied from year-to-year. The table compares the Fund’s average annual returns for 1, 5, and 10 years to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual average returns of the index do not reflect the returns net of fees, expenses, or taxes.

Performance for the Fund is available on the Performance tab of the Fund’s website at www.tributaryfunds.com and is updated monthly and quarterly.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart illustrates how the Fund’s performance has varied from year-to-year.
Bar Chart [Heading]	Annual Total Returns – Institutional Class (%) Annual Returns as of December 31
Bar Chart Closing [Text Block]	The Institutional Class’ total return for the six-month period ended June 30, 2025 was 4.03%.
Best Quarter	Worst Quarter
12/31/23	03/31/22
6.56%	-5.65%

Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for the Institutional Class only, and after-tax returns for the Institutional Plus Class will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for the Institutional Class only, and after-tax returns for the Institutional Plus Class will vary.

Performance Availability Website Address [Text]	www.tributaryfunds.com
Income Fund | Institutional Class, Income Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Institutional Class’ total return for the six-month period
Bar Chart, Year to Date Return	4.03%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.56%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.65%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Tributary Nebraska Tax-Free Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History for Past 10 Years
Performance Narrative [Text Block]

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart illustrates how the Fund’s performance has varied from year-to-year. The table compares the Fund’s average annual returns for 1, 5, and

10 years to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual average returns of the index do not reflect the returns net of fees, expenses, or taxes.

Performance for the Fund is available on the Performance tab of the Fund’s website at www.tributaryfunds.com and is updated monthly and quarterly.

Performance information from December 31, 2007 to December 31, 2015 reflects the performance of the Fund’s predecessor common trust fund. The common trust fund had investment objectives, policies, restrictions and guidelines that were equivalent in all material respects to those of the Fund, and was managed by First National Bank of Omaha. The Fund commenced business on January 1, 2016. The performance of the Predecessor Fund was calculated net of the Predecessor Fund’s fees and expenses. The performance of the Predecessor Fund has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations of the Fund. If the performance of the Predecessor Fund had been restated to reflect the applicable fees and expenses of the Fund, the performance would have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. The predecessor common trust fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by that Act. If the common trust fund had been registered, its performance might have been adversely affected.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart illustrates how the Fund’s performance has varied from year-to-year.
Performance Additional Market Index [Text]	The Fund retained the Bloomberg Barclays 1-15 Year Municipal Blend Index as a secondary benchmark index because the Bloomberg Barclays 1-15 Year Municipal Blend Index more closely reflects the market sectors in which the Fund invests.
Bar Chart [Heading]	Annual Total Returns – Institutional Plus Class (%) Annual Returns as of December 31
Bar Chart Closing [Text Block]	The Institutional Plus Class’ total return for the six-month period ended June 30, 2025 was 1.33%.
Best Quarter	Worst Quarter
12/31/23	03/31/22
6.77%	-4.92%

Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2024)
Performance Table Market Index Changed	Effective August 29, 2024, the Fund changed its primary benchmark index from the Bloomberg Barclays 1-15 Year Municipal Blend Index to the Bloomberg Barclays Municipal Bond Index due to regulatory requirements.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

Effective August 29, 2024, the Fund changed its primary benchmark index from the Bloomberg Barclays 1-15 Year Municipal Blend Index to the Bloomberg Barclays Municipal Bond Index due to regulatory requirements. The Fund retained the Bloomberg Barclays 1-15 Year Municipal Blend Index as a secondary benchmark index because the Bloomberg Barclays 1-15 Year Municipal Blend Index more closely reflects the market sectors in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.tributaryfunds.com
Tributary Nebraska Tax-Free Fund | Institutional Plus Class, Tributary Nebraska Tax-Free Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Institutional Plus Class’ total return for the six-month period
Bar Chart, Year to Date Return	1.33%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.77%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(4.92%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Balanced Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History for Past 10 Years
Performance Narrative [Text Block]

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart illustrates how the Fund’s performance has varied from year-to-year. The table compares the Fund’s average annual returns for 1, 5, and 10 years to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual average returns of the index do not reflect the returns net of fees, expenses, or taxes.

Performance for the Fund is available on the Performance tab of the Fund’s website at www.tributaryfunds.com and is updated monthly and quarterly.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart illustrates how the Fund’s performance has varied from year-to-year.
Performance Additional Market Index [Text]	The Fund retained the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) as a secondary benchmark index because the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) more closely reflects the market sectors in which the Fund invests.
Bar Chart [Heading]	Annual Total Returns – Institutional Class (%) Annual Returns as of December 31
Bar Chart Closing [Text Block]	The Institutional Class’ total return for the six-month period ended June 30, 2025 was 3.55%.
Best Quarter	Worst Quarter
06/30/20	03/31/20
13.13%	-11.85%

Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2024)
Performance Table Market Index Changed	Effective August 29, 2024, the Fund changed its primary benchmark index from the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/ Credit Bond Index) to the Russell 3000® Index due to regulatory requirements.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for the Institutional Class only, and after-tax returns for the Institutional Plus Class will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

Effective August 29, 2024, the Fund changed its primary benchmark index from the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/ Credit Bond Index) to the Russell 3000® Index due to regulatory requirements. The Fund retained the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) as a secondary benchmark index because the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) more closely reflects the market sectors in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for the Institutional Class only, and after-tax returns for the Institutional Plus Class will vary.

Performance Availability Website Address [Text]	www.tributaryfunds.com
Balanced Fund | Institutional Class, Balanced Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Institutional Class’ total return for the six-month period
Bar Chart, Year to Date Return	3.55%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	13.13%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(11.85%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Tributary Small/Mid Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart illustrates how the Fund’s performance has varied from year-to-year. The table compares the Fund’s average annual returns for 1 Year and Since Inception to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual average returns of the index do not reflect the returns net of fees, expenses, or taxes.

Performance for the Fund is available on the Performance tab of the Fund’s website at www.tributaryfunds.com and is updated monthly and quarterly.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart illustrates how the Fund’s performance has varied from year-to-year.
Bar Chart [Heading]	Annual Total Returns – Institutional Class (%) Annual Returns as of December 31
Bar Chart Closing [Text Block]	The Institutional Class’ total return for the six-month period ended June 30, 2025 was -6.11%.
Best Quarter	Worst Quarter
12/31/20	03/31/20
25.00%	-27.12%

Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for the Institutional Class only, and after-tax returns for the Institutional Plus Class will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for the Institutional Class only, and after-tax returns for the Institutional Plus Class will vary.

Performance Availability Website Address [Text]	www.tributaryfunds.com
Tributary Small/Mid Cap Fund | Institutional Class, Tributary Small/Mid Cap Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Institutional Class’ total return for the six-month period
Bar Chart, Year to Date Return	(6.11%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	25.00%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(27.12%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Small Company Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History for Past 10 Years
Performance Narrative [Text Block]

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart illustrates how the Fund’s performance has varied from year-to-year. The table compares the Fund’s average annual returns for 1, 5, and 10 years to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual average returns of the index do not reflect the returns net of fees, expenses, or taxes.

Performance for the Fund is available on the Performance tab of the Fund’s website at www.tributaryfunds.com and is updated monthly and quarterly.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart illustrates how the Fund’s performance has varied from year-to-year.
Bar Chart [Heading]	Annual Total Returns – Institutional Class (%) Annual Returns as of December 31
Bar Chart Closing [Text Block]	The Institutional Class’ total return for the six-month period ended June 30, 2025 was -4.79%.
Best Quarter	Worst Quarter
12/31/20	03/31/20
29.61%	-31.03%

Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for the Institutional Class only, and after-tax returns for the Institutional Plus Class will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for the Institutional Class only, and after-tax returns for the Institutional Plus Class will vary.

Performance Availability Website Address [Text]	www.tributaryfunds.com
Small Company Fund | Institutional Class, Small Company Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Institutional Class’ total return for the six-month
Bar Chart, Year to Date Return	(4.79%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	29.61%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(31.03%)
Lowest Quarterly Return, Date	Mar. 31, 2020